Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and Strategy-

1.
Cybersecurity risk management is an integral part of our overall enterprise risk management program. We face certain cybersecurity risks due to: (1) the substantial level of harm that could occur to us, our customers and business partners in case we suffer impacts of a material cybersecurity incident; (2) the networks and systems we must defend against cybersecurity attacks; (3) the use of our systems, products and processes and (4) our use of third-party products and services.

2.
We are committed to maintaining robust governance and oversight of these risks and to implement mechanisms, controls, technologies, and processes designed to help us assess, identify, and manage these risks.

3.
We have not experienced a cybersecurity threat or incident that resulted in or is reasonably likely to result in a material adverse impact to our business or operations. With that, there can be no guarantee that we will not experience such an incident in the future. Such incidents, whether successful or not, could result in our incurring significant costs related to, for example, rebuilding our internal systems, implementing additional threat protection measures, providing modifications or replacements to our products and services, defending against litigation, responding to regulatory inquiries or actions, paying damages or taking other remedial steps with respect to third parties, as well as incurring significant reputational harm.

4.
In addition, these threats are constantly evolving, thereby increasing the difficulty of successfully defending against them or implementing adequate preventative measures. We have seen a worldwide increase in cyberattack volume, frequency, and sophistication and we constantly expand our cybersecurity budget in accordance with such increase We constantly seek to detect and investigate unauthorized attempts and attacks against our network, products, and services, and to prevent their occurrence and recurrence where practicable through changes or updates to our internal processes and tools and changes or updates to our products and services. however, we remain potentially vulnerable to known or unknown threats. In some instances, we, our suppliers and customers can be unaware of a threat or incident or effects.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We aim to incorporate industry best practices throughout our cybersecurity program. Our cybersecurity strategy focuses on implementing effective and efficient controls, technologies, and other processes to assess, identify, and manage material cybersecurity risks. Our cybersecurity program is designed to be aligned with applicable industry standards and is assessed annually by independent third-party auditors. We have processes in place to assess, identify, manage, and address material cybersecurity threats and incidents. These include, among other things: ongoing security awareness training for employees; mechanisms to detect and monitor unusual network activity and containment and incident response tools.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not experienced a cybersecurity threat or incident that resulted in or is reasonably likely to result in a material adverse impact to our business or operations.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

5.	Further, there is increasing regulation regarding responses to cybersecurity incidents, including reporting to regulators, which could subject us to additional liability and reputational harm.

6.
We aim to incorporate industry best practices throughout our cybersecurity program. Our cybersecurity strategy focuses on implementing effective and efficient controls, technologies, and other processes to assess, identify, and manage material cybersecurity risks. Our cybersecurity program is designed to be aligned with applicable industry standards and is assessed annually by independent third-party auditors. We have processes in place to assess, identify, manage, and address material cybersecurity threats and incidents. These include, among other things: ongoing security awareness training for employees; mechanisms to detect and monitor unusual network activity and containment and incident response tools.

7.
We are actively seeking benchmarking and awareness of best practices. We monitor issues that are internally discovered or externally reported that may affect our products and have processes to assess those issues for potential cybersecurity impact or risk. We also have a process in place to manage cybersecurity risks associated with third-party service providers. We impose security requirements upon our suppliers and intends to broaden such security requirements globally in the near future, including, inter alia: maintaining an effective security management program; abiding by information handling and asset management requirements; and notifying us in the event of any known or suspected cyber incident.

8.
Our Board of Directors has oversight of cybersecurity risk, which it manages as part of our enterprise risk management program. That program is utilized in making decisions with respect to company priorities, resource allocations, and oversight structures. The Board of Directors is assisted by the Audit Committee, which reviews our cybersecurity program with management and reports to the Board of Directors, and also assisted by the Company's Vice Presidents of Information Technology (VPIT), Chief Information Security Officers (CISO's), Data Protection Officer (DPO) and Ituran IT Director International. Cybersecurity reviews by the Audit Committee or the Board of Directors generally occur at least once annually, or more frequently as determined to be necessary or advisable.

9.
Our cybersecurity program is run by our CISO's, who reports to our VPIT's. Our CISO's is informed about and monitors prevention, detection, mitigation, and remediation efforts through regular communication and reporting from professionals in the information security team, many of whom hold cybersecurity certifications such as a Certified Information Systems Security Professional or Certified Information Security Manager and using technological tools and software and results from third party audits. Our CISO's and VPIT's have extensive experience assessing and managing cybersecurity programs and cybersecurity risk. Our CISO's and VPIT's regularly report directly to the Audit Committee or the Board of Directors on our cybersecurity program and efforts to prevent, detect, mitigate, and remediate issues. In addition, we have an escalation process in place to inform senior management and the Board of Directors of material issues.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors has oversight of cybersecurity risk, which it manages as part of our enterprise risk management program. That program is utilized in making decisions with respect to company priorities, resource allocations, and oversight structures.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors is assisted by the Audit Committee, which reviews our cybersecurity program with management and reports to the Board of Directors, and also assisted by the Company's Vice Presidents of Information Technology (VPIT), Chief Information Security Officers (CISO's), Data Protection Officer (DPO) and Ituran IT Director International. Cybersecurity reviews by the Audit Committee or the Board of Directors generally occur at least once annually, or more frequently as determined to be necessary or advisable.
Cybersecurity Risk Role of Management [Text Block]
8.
Our Board of Directors has oversight of cybersecurity risk, which it manages as part of our enterprise risk management program. That program is utilized in making decisions with respect to company priorities, resource allocations, and oversight structures. The Board of Directors is assisted by the Audit Committee, which reviews our cybersecurity program with management and reports to the Board of Directors, and also assisted by the Company's Vice Presidents of Information Technology (VPIT), Chief Information Security Officers (CISO's), Data Protection Officer (DPO) and Ituran IT Director International. Cybersecurity reviews by the Audit Committee or the Board of Directors generally occur at least once annually, or more frequently as determined to be necessary or advisable.

9.
Our cybersecurity program is run by our CISO's, who reports to our VPIT's. Our CISO's is informed about and monitors prevention, detection, mitigation, and remediation efforts through regular communication and reporting from professionals in the information security team, many of whom hold cybersecurity certifications such as a Certified Information Systems Security Professional or Certified Information Security Manager and using technological tools and software and results from third party audits. Our CISO's and VPIT's have extensive experience assessing and managing cybersecurity programs and cybersecurity risk. Our CISO's and VPIT's regularly report directly to the Audit Committee or the Board of Directors on our cybersecurity program and efforts to prevent, detect, mitigate, and remediate issues. In addition, we have an escalation process in place to inform senior management and the Board of Directors of material issues.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity program is run by our CISO's, who reports to our VPIT's.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CISO's and VPIT's have extensive experience assessing and managing cybersecurity programs and cybersecurity risk.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our CISO's is informed about and monitors prevention, detection, mitigation, and remediation efforts through regular communication and reporting from professionals in the information security team, many of whom hold cybersecurity certifications such as a Certified Information Systems Security Professional or Certified Information Security Manager and using technological tools and software and results from third party audits.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true